Segment information - Geographical Information (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Geographical information of non-current assets
Non-current assets	₨ 2,303,677	₨ 2,391,915
India
Geographical information of non-current assets
Non-current assets	2,302,389	2,385,110
Others
Geographical information of non-current assets
Non-current assets	₨ 1,288	₨ 6,805